Composition of Share Capital (Detail) - shares	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Equity [Abstract]
Number of ordinary shares, Authorized	20,000,000	20,000,000	20,000,000	20,000,000
Number of ordinary shares, Issued	4,541,500	4,541,500	4,541,500	4,541,500
Number of ordinary shares, Outstanding	4,541,500	4,541,500	4,541,500	4,541,500
Number of preferred A shares, Authorized	4,000,000	4,000,000	4,000,000	4,000,000
Number of preferred A shares, Issued	3,862,400	3,000,000	3,000,000	3,000,000
Number of preferred A shares, Outstanding	3,862,400	3,000,000	3,000,000	3,000,000